[MHM, March 31, 2009]

[Translation]

Filing Document:	EXTRAORDINARY REPORT

Filed with:	The Director of Kanto Local Finance Bureau

Filing Date:	March 31, 2009

Name of the Fund:	PUTNAM EUROPE EQUITY FUND

Name of the Registrant Issuer:	PUTNAM EUROPE EQUITY FUND

Name of Representative:	Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Reporting Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this
Extraordinary Report is available

for Public Inspection:	Not applicable.

Note: The address of Mori Hamada & Matsumoto is to be changed to “Marunouchi Park Building, 6-1, Marunouchi 2-chome, Chiyoda-ku, Tokyo” as from May 7, 2009.

I. REASON FOR FILING THIS EXTRAORDINARY REPORT:

As there were changes in the major related parties of Putnam Europe Equity Fund (the "Fund"), the Fund hereby submits this Extraordinary Report pursuant to Article 24-5, Paragraph 4 of the Financial Instruments and Exchange Law and Article 29, Paragraph 2, Sub-paragraphs 2 of the Cabinet Ordinance Concerning Disclosure of Contents, etc. of Specified Securities.

II. Contents of Changes

The Investor Servicing Agent of the Fund was changed from Putnam Fiduciary Trust Company to Putnam Investor Services, Inc. as of January 1, 2009.

1. Name, Amount of Capital, and Outline of Business Relationship with the Fund:

(1) Name of the Related Company:
Putnam Investor Services, Inc.

(2) Amount of Capital:

U.S. $142,225,528* (approximately ¥12.7 billion) as of the end of January, 2009

* This figure is unaudited.

(Note) U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00 = JPY 89.55, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 30, 2009.

(3) Outline of Business Relationship with the Fund:

Putnam Investor Services, Inc. provides transfer agent services and shareholder services to the Fund.

2. Date of Change:
January 1, 2009

[Attachments]

1) Incumbency Certificate; and

2) Power of Attorney.